Consolidated Statements of Changes in Shareholders' (Deficit) Equity - USD ($)	Common Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance at Dec. 31, 2016	$ 54,000	$ 2,023,499		$ (863,869)	$ (78,248)	$ 1,135,382
Beginning balance, shares at Dec. 31, 2016	54,000,000
Shareholders' contribution		68,641				68,641
Net loss for the year				(919,198)		(919,198)
Foreign currency translation adjustment					39,610	39,610
Ending balance at Dec. 31, 2017	$ 54,000	2,092,140		(1,783,067)	(38,638)	324,435
Ending balance,Shares at Dec. 31, 2017	54,000,000
Capital contribution from shareholders		5,448				5,448
Cash contribution from shareholders		1,661,420				1,661,420
Treasury stock purchase			(36,000)			(36,000)
Net loss for the year				(2,349,002)		(2,349,002)
Foreign currency translation adjustment					(50,586)	(50,586)
Ending balance at Dec. 31, 2018	$ 54,000	$ 3,759,008	$ (36,000)	$ (4,132,069)	$ (89,224)	$ (444,285)
Ending balance,Shares at Dec. 31, 2018	54,000,000